UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08927

        Credit Suisse Global High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          July 1, 2005 to September 30, 2005

Item 1. Schedule of Investments

Credit Suisse Global High Yield Fund
Schedule of Investments
September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (83.6%)
Advertising (1.4%)
$100	Affinity Group, Inc., Global Senior Subordinated
	Notes (Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	$100,500
150	Bear Creek Corp., Rule 144A, Senior Notes
	(Callable 03/01/09 @ $104.50) ‡	(B- , B3)	03/01/13	9.000	156,000
100	R.H. Donnelley Corp., Global Senior Notes
	(Callable 01/15/09 @ $103.44)	(B+ , B3)	01/15/13	6.875	95,250
75	WDAC Subsidiary Corp., Rule 144A, Senior Notes
	(Callable 12/01/09 @ $104.19) ‡§	(CCC+ , Caa1)	12/01/14	8.375	72,938

					424,688

Aerospace & Defense (0.8%)
100	BE Aerospace, Inc., Series B, Senior Subordinated
	Notes (Callable 11/07/05 @ $100.00) §	(B- , Caa2)	03/01/08	8.000	100,500
125	L-3 Communications Corp., Global Senior
	Subordinated Notes (Callable 01/15/10
	@ $ 102.94 )	(BB+ , Ba3)	01/15/15	5.875	121,563

					222,063

Agriculture (0.7%)
200	Southern States Cooperative, Inc., Rule 144A,
	Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	211,000

Apparel (0.5%)
100	Levi Strauss & Co., Global Senior Notes
	(Callable 12/15/07 @ $106.12)	(CCC , Ca)	12/15/12	12.250	111,000
50	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 02/15/08 @ $103.62)	(BB , B2)	02/15/11	7.250	50,500

					161,500

Automobile Parts & Equipment (2.1%)
55	Cooper-Standard Automotive, Inc., Company
	Guaranteed Notes (Callable 12/15/09
	@ $ 104.19) §	(B , B3)	12/15/14	8.375	46,475
35	Delphi Corp., Global Notes	(CCC- , Ca)	06/15/06	6.550	25,900
75	Dura Operating Corp., Series D, Company
	Guaranteed Notes (Callable 05/01/06
	@ $101.50) §	(CCC+ , Caa2)	05/01/09	9.000	52,500
150	Goodyear Tire & Rubber Co., Rule 144A,
	Senior Notes (Callable 07/01/10 @ $104.50) ‡	(B- , B3)	07/01/15	9.000	148,500
100	Holley Performance Products, Series B,
	Company Guaranteed Notes (Callable
	09/15/06 @ $100.00)	(CCC- , Caa3)	09/15/07	12.250	88,500
150	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	149,250
65	TRW Automotive, Inc., Global Senior
	Subordinated Notes (Callable 02/15/08
	@ $ 105.50)	(BB- , B1)	02/15/13	11.000	73,612
50	Visteon Corp., Global Senior Notes	(B- , B3)	08/01/10	8.250	47,750

					632,487

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials (1.1%)
$250	NTK Holdings, Inc., Global Senior Discount
	Notes (Callable 09/01/09 @ $105.38) +	(CCC+ , Caa2)	03/01/14	0.000	$141,250
100	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes (Callable 02/15/08
	@ $ 104.50)	(B- , B3)	02/15/12	9.000	84,500
100	RMCC Acquisition Co., Rule 144A, Senior
	Subordinated Notes (Callable 11/01/08
	@ $ 104.75) ‡	(CCC+ , Caa1)	11/01/12	9.500	101,500

					327,250

Chemicals (4.5%)
100	Crompton Corp., Global Senior Notes
	(Callable 08/01/08 @ $104.94) §	(B , B1)	08/01/12	9.875	114,375
100	Equistar Chemicals LP/ Equistar Funding Corp.,
	Global Company Guaranteed Notes	(B+ , B2)	09/01/08	10.125	108,000
66	Huntsman LLC, Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.75) #	(B , B2)	07/15/12	11.500	75,735
100	IMC Global, Inc., Series B, Global Company
	Guaranteed Notes (Callable 06/01/06
	@ $ 105.62)	(B+ , B1)	06/01/11	11.250	110,500
100	ISP Chemco, Inc., Series B, Global Company
	Guaranteed Notes (Callable 07/01/06
	@ $ 105.13)	(BB- , B1)	07/01/11	10.250	108,375
100	Johnsondiversey, Inc., Series B, Global
	Company Guaranteed Notes (Callable
	05/15/07@ $104.81)	(B , B2)	05/15/12	9.625	100,250
200	Lyondell Chemical Co., Global Company
	Guaranteed Notes (Callable 06/01/08
	@ $ 105.25)	(BB- , B1)	06/01/13	10.500	227,000
100	Lyondell Chemical Co., Series A, Secured Notes	(BB- , B1)	05/01/07	9.625	105,500
100	Nalco Co., Global Senior Notes (Callable
	11/15/07@ $103.88)	(B- , B2)	11/15/11	7.750	102,750
100	Polyone Corp., Senior Notes §	(B+ , B3)	05/01/12	8.875	95,375
100	PQ Corp., Rule 144A, Company Guaranteed
	Notes (Callable 02/15/09 @ $103.75) ‡	(B- , B3)	02/15/13	7.500	97,500
65	Terra Capital, Inc., Global Secured Notes
	(Callable 06/01/07 @ $105.75)	(B- , Caa1)	06/01/10	11.500	74,750

					1,320,110

Commercial Services (2.5%)
100	Alderwoods Group, Inc., Global Company
	Guaranteed Notes (Callable 09/15/08
	@ $ 103.88)	(B , B2)	09/15/12	7.750	105,500
100	Brickman Group, Ltd., Series B, Global Company
	Guaranteed Notes (12/15/06 @ $105.88)	(B , B2)	12/15/09	11.750	112,500
150	HydroChem Industrial Services, Inc., Rule 144A,
	Senior Subordinated Notes (Callable 02/15/09
	@ $ 104.63) ‡	(B- , Caa1)	02/15/13	9.250	140,437
100	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 01/15/08 @ $103.88)	(B , B3)	01/15/15	7.750	102,000
500	Premier Graphics, Inc., Company Guaranteed
	Notes (Callable 11/07/05 @ $100.00) ø^	(NR , NR)	12/01/49	11.500	0
100	Rural / Metro Corp., Rule 144A, Senior
	Subordinated Notes (Callable 03/15/10
	@ $ 104.94) ‡	(CCC+ , Caa1)	03/15/15	9.875	107,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Commercial Services
$105	United Rentals North America, Inc., Global
	Company Guaranteed Notes (Callable
	02/15/08 @ $103.25)	(BB- , B3)	02/15/12	6.500	$101,850
75	Williams Scotsman, Inc., Rule 144A, Senior
	Notes (Callable 10/01/10 @ $104.25) ‡	(B , B3)	10/01/15	8.500	76,313

					745,600

Computers (0.4%)
100	Seagate Technology HDD Holdings, Global
	Company Guaranteed Notes (Callable
	05/15/06 @ $104.00)	(BB+ , Ba2)	05/15/09	8.000	105,500

Distribution & Wholesale (0.7%)
200	National Wine & Spirits, Inc., Company
	Guaranteed Notes (Callable
	01/15/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	203,000

Diversified Financials (5.2%)
150	American Commercial Lines, Global Company
	Guaranteed Notes (Callable 02/15/10 @ $104.75)	(B- , B3)	02/15/15	9.500	162,750
250	Ameriserve Finance Trust, Rule 144A, Secured
	Notes (Callable 11/07/05 @ $100.00) ø‡	(NR , NR)	09/15/06	12.000	13,125
75	Athena Neurosciences Finance LLC, Company
	Guaranteed Notes	(B , B3)	02/21/08	7.250	72,375
100	CCM Merger, Inc., Rule 144A, Notes (Callable
	08/01/09 @ $104.00) ‡	(B- , B3)	08/01/13	8.000	101,375
100	Cellu Tissue Holdings, Global Secured Notes
	(Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	100,750
130	Crystal US Holdings, Series B, Senior Discount
	Notes (Callable 10/01/09 @ $105.25) +	(B- , Caa2)	10/01/14	0.000	91,650
150	General Motors Acceptance Corp., Global Bonds	(BB , Ba1)	11/01/31	8.000	131,303
475	General Motors Acceptance Corp., Global
	Notes §	(BB , Baa2)	12/01/14	6.750	413,849
200	Polymer Holdings LLC, Rule 144A, Senior
	Discount Notes (Callable 01/15/09
	@ $106.00 ) +‡	(B- , Caa2)	07/15/14	0.000	144,750
100	UCAR Finance, Inc., Global Company
	Guaranteed Notes (Callable 02/15/07
	@ $105.12) §	(B- , B2)	02/15/12	10.250	107,750
100	Vanguard Health Holdings Co., Global Senior
	Subordinated Notes (Callable 10/01/09
	@ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	107,000
100	Virgin River Casino Corp., Rule 144A,
	Secured Notes (Callable 01/15/09
	@ $104.50) ‡	(B , B3)	01/15/12	9.000	104,500

					1,551,177

Electric (4.8%)
50	Allegheny Energy Supply Company LLC,
	Global Notes §	(B , Ba3)	03/15/11	7.800	55,000
100	Aquila, Inc., Senior Notes §	(B- , B2)	11/15/09	7.625	105,000
200	Calpine Corp., Rule 144A, Secured Notes
	(Callable 07/15/07 @ $104.25) ‡§	(B- , Ba)	07/15/10	8.500	144,000
150	Calpine Corp., Rule 144A, Secured Notes
	(Callable 07/15/08 @ $104.38) ‡§	(B- , Ba)	07/15/13	8.750	106,875
100	Calpine Corp., Senior Notes §	(CCC , Caa3)	04/15/09	7.750	52,500
100	CMS Energy Corp., Senior Notes §	(B+ , B1)	01/15/09	7.500	105,250
100	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	106,000
100	Mirant Americas Generation LLC, Senior Notes ø	(NR , NR)	05/01/06	7.625	121,750
100	Mirant Corp., Rule 144A, Senior Notes ‡ø§	(D , NR)	01/15/06	7.400	120,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric
$33	Nevada Power Co., Series E, Global Notes
	(Callable 10/15/06 @ $105.44)	(BB , Ba2)	10/15/09	10.875	$36,630
83	NRG Energy, Inc., Global Company
	Guaranteed Notes (Callable 12/15/08
	@ $104.00)	(B , B1)	12/15/13	8.000	88,810
100	Reliant Resources, Inc., Global Secured Notes
	(Callable 07/15/08 @ $104.75) §	(B , B1)	07/15/13	9.500	111,000
100	Sierra Pacific Resources, Global Senior Notes
	(Callable 03/15/09 @ $104.31)	(B- , Ba2)	03/15/14	8.625	110,725
50	TECO Energy, Inc., Notes	(BB , Ba2)	05/01/11	7.200	53,250
100	Texas Genco LLC, Rule 144A, Senior Notes
	(Callable 12/15/09 @ $103.44) ‡	(B , B1)	12/15/14	6.875	102,250

					1,419,540

Electrical Components & Equipment (1.1%)
200	Coleman Cable, Inc., Global Company
	Guaranteed Notes (Callable 10/01/08
	@ $104.94)	(B- , B3)	10/01/12	9.875	177,250
160	Motors & Gears, Inc., Series D, Senior Notes	(CCC , Caa1)	11/15/06	10.750	152,800

					330,050

Electronics (1.7%)
32	Ampex Corp., Secured Notes ^	(NR , NR)	08/15/08	12.000	31,597
100	Fisher Scientific International, Inc., Global
	Senior Subordinated Notes (Callable 08/15/09
	@ $103.38) ‡	(BB+ , Ba3)	08/15/14	6.750	105,250
100	Fisher Scientific International, Inc., Rule 144A,
	Senior Subordinated Notes (Callable 07/01/10
	@ $103.06)	(BB+ , Ba3)	07/01/15	6.125	100,750
175	Muzak LLC/Muzak Finance, Global Senior Notes
	(Callable 02/15/06 @ $105.00)	(CCC- , Caa2)	02/15/09	10.000	147,000
100	Sanmina-SCI Corp., Global Company
	Guaranteed Notes (Callable 01/15/07
	@ $105.19)	(BB- , Ba2)	01/15/10	10.375	110,750

					495,347

Entertainment (2.9%)
72	AMC Entertainment, Inc., Senior Subordinated
	Notes (Callable 02/01/06 @ $101.58)	(CCC+ , B3)	02/01/11	9.500	68,760
100	Argosy Gaming Co., Senior Subordinated
	Notes (Callable 09/01/06 @ $104.50)	(B+ , Ba3)	09/01/11	9.000	109,007
100	Cinemark USA, Inc., Global Senior Subordinated
	Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	103,750
100	Herbst Gaming, Inc., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	105,000
100	Seneca Gaming Corp., Global Senior Notes
	(Callable 05/01/08 @ $103.63) §	(BB- , B1)	05/01/12	7.250	103,000
150	Six Flags, Inc., Rule 144A, Global Senior Notes
	(Callable 06/01/09 @ $104.81) ‡	(CCC , Caa1)	06/01/14	9.625	148,500
50	Speedway Motorsports, Inc., Global Senior
	Subordinated Notes (Callable 06/01/08
	@ $103.38)	(B+ , Ba2)	06/01/13	6.750	51,562
168	Waterford Gaming LLC, Rule 144A, Senior
	Notes (Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	179,760

					869,339

Environmental Control (0.8%)
100	Aleris International, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09
	@ $104.50)	(NR , B)	11/15/14	9.000	106,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Environmental Control
$150	Allied Waste North America, Inc., Series B,
	Global Senior Notes (Callable 04/15/09
	@ $103.69) §	(B+ , Caa1)	04/15/14	7.375	$141,750

					247,750

Food	(2.3%)
25	Birds Eye Foods, Inc., Company Guaranteed
	Notes(Callable 11/01/05 @ $101.98)	(B- , B3)	11/01/08	11.875	25,687
100	Chiquita Brands International. Inc., Global
	Senior Notes (Callable 11/01/09 @ $103.75)	(B- , B3)	11/01/14	7.500	94,750
75	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	81,661
100	Eagle Family Foods, Inc., Series B, Company
	Guaranteed Notes (Callable 01/15/06
	@ $100.00)	(CCC , Caa2)	01/15/08	8.750	78,500
100	National Beef Packing Company LLC, Global
	Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	104,250
200	Pinnacle Foods Holding Corp., Global Senior
	Subordinated Notes (Callable 12/01/08
	@ $104.13)	(B- , B3)	12/01/13	8.250	190,000
100	Roundy’s, Inc., Series B, Global Company
	Guaranteed Notes (Callable 06/15/07
	@ $104.44)	(B , B2)	06/15/12	8.875	111,000

					685,848

Forest Products & Paper (2.5%)
100	Caraustar Industries, Inc., Global Company
	Guaranteed Notes (Callable 04/01/06
	@ $105.25)	(B- , Caa1)	04/01/11	9.875	99,500
250	Georgia-Pacific Corp., Global Company
	Guaranteed Notes (Callable 02/01/08
	@ $104.69)	(BB+ , Ba2)	02/01/13	9.375	280,000
70	Georgia-Pacific Corp., Notes	(BB+ , Ba3)	05/15/31	8.875	83,137
200	Newark Group, Inc., Global Senior
	Subordinated Notes (Callable 03/15/09
	@ $104.88)	(B- , Caa1)	03/15/14	9.750	179,000
100	Pope & Talbot, Inc., Debentures	(BB- , B1)	06/01/13	8.375	96,500

					738,137

Healthcare Products (1.2%)
100	Medical Device Manufacturing, Inc., Series B,
	Global Company Guaranteed Notes (Callable
	07/15/08@ $105.00)	(B- , Caa1)	07/15/12	10.000	109,000
150	MQ Associates, Inc., Global Senior Discount
	Notes(Callable 08/15/08 @ $109.00) +§	(CCC+ , Caa2)	08/15/12	0.000	96,000
50	Rotech Healthcare, Inc., Global Company
	Guaranteed Notes (Callable 04/01/07
	@ $104.75)	(B+ , B2)	04/01/12	9.500	53,750
100	Universal Hospital Services, Inc., Global
	Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	103,000

					361,750

Healthcare Services (1.2%)
50	DaVita, Inc., Global Company Guaranteed Notes
	(Callable 03/15/10 @ $103.63) §	(B , B3)	03/15/15	7.250	50,938
100	Genesis Healthcare Corp., Senior Subordinated
	Notes (Callable 10/15/08 @ $104.00)	(B- , B3)	10/15/13	8.000	108,250
100	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	105,000
75	Triad Hospitals, Inc., Senior Subordinated
	Notes (Callable 11/15/08 @ $103.50)	(B+ , B3)	11/15/13	7.000	76,312

					340,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Home Builders (2.1%)
$100	Beazer Homes USA, Inc., Global Company
	Guaranteed Notes (Callable 04/15/07
	@ $104.19)	(BB , Ba1)	04/15/12	8.375	$106,000
75	D. R. Horton, Inc., Notes	(BB+ , Ba1)	01/15/16	5.625	72,081
100	K Hovnanian Enterprises, Inc., Rule 144A, Notes ‡	(BB , Ba1)	01/15/16	6.250	93,615
100	KB Home, Senior Notes ‡	(BB+ , Ba1)	06/15/15	6.250	97,469
50	KB Home, Senior Subordinated Notes §	(BB- , Ba2)	12/15/08	8.625	53,397
100	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes	(B- , B2)	01/15/15	7.500	91,000
100	William Lyon Homes, Inc., Global Senior
	Notes (Callable 12/15/08 @ $103.81)	(B , B2)	12/15/12	7.625	95,250

					608,812

Household Products (2.1%)
125	Central Garden & Pet Co., Global Company
	Guaranteed Notes (Callable 02/01/08
	@ $104.56)	(B+ , B1)	02/01/13	9.125	134,375
200	Jarden Corp., Global Company Guaranteed
	Notes (Callable 05/01/07 @ $104.88)	(B- , B3)	05/01/12	9.750	214,000
250	Johnsondiversey Holdings, Inc., Global
	Discount Notes (Callable 05/15/07
	@ $105.34) +	(B , Caa1)	05/15/13	0.000	186,250
90	Prestige Brands, Inc., Global Senior
	Subordinated Notes (Callable 04/15/08
	@ $104.63) §	(B- , B3)	04/15/12	9.250	92,700

					627,325

Iron & Steel (1.2%)
100	AK Steel Corp., Global Company
	Guaranteed Notes (Callable 06/15/07
	@ $103.88) §	(B+ , B1)	06/15/12	7.750	92,750
150	International Steel Group, Inc., Global
	Senior Notes	(BB , Ba2)	04/15/14	6.500	149,250
100	Metallurg, Inc., Series B, Company
	Guaranteed Notes (Callable 12/01/05
	@ $ 100.00)	(CCC , Ca)	12/01/07	11.000	100,500

					342,500

Leisure Time (1.5%)
100	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 07/15/07 @ $105.25) §	(CCC , Caa1)	07/15/11	10.500	101,500
100	Hard Rock Hotel, Inc., Global Notes (Callable
	06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	107,750
100	K2, Inc., Global Senior Notes (Callable
	07/01/09 @ $103.69) §	(BB , Ba3)	07/01/14	7.375	100,500
150	True Temper Sports, Inc., Global Company
	Guaranteed Notes (Callable 03/15/08
	@ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	140,250

					450,000

Lodging (3.2%)
100	Ameristar Casinos, Inc., Global Company
	Guaranteed Notes (Callable 02/15/06
	@ $105.38)	(B+ , B2)	02/15/09	10.750	107,375
100	Aztar Corp., Global Senior Subordinated Notes
	(Callable 08/15/06 @ $104.50)	(B+ , Ba3)	08/15/11	9.000	106,750
100	Circus & Eldorado, Global First Mortgage
	Notes (Callable 03/01/07 @ $105.06)	(B+ , B1)	03/01/12	10.125	105,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Lodging
$100	Inn of The Mountain Gods, Rule 144A, Senior
	Notes (Callable 11/15/07 @ $106.00) ‡§	(B , B3)	11/15/10	12.000	$113,500
100	Majestic Star Casino LLC, Company Guaranteed
	Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	99,500
25	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	24,812
50	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	54,625
100	MGM Mirage, Company Guaranteed Notes §	(B+ , Ba3)	02/01/11	8.375	108,000
100	MGM Mirage, Global Senior Notes	(BB , Ba2)	09/01/12	6.750	102,125
25	San Pasqual Casino, Rule 144A, Notes
	(Callable 09/15/09 @ $104.00) ‡	(B+ , B2)	09/15/13	8.000	25,281
55	Windsor Woodmont Black Hawk, Series B, First
	Mortgage Notes ø^	(NR , NR)	03/15/05	13.000	4,244
100	Wynn Las Vegas LLC, Global First Mortgage
	Notes (Callable 12/01/09 @ $103.31) §	(B+ , B2)	12/01/14	6.625	96,125

					947,337

Machinery (0.4%)
100	Cummins, Inc., Global Senior Notes
	(Callable 12/01/06 @ $104.75) #	(BB+ , Ba2)	12/01/10	9.500	109,250

Media (8.4%)
100	Allbritton Communications Co., Global Senior
	Subordinated Notes (Callable 12/15/07
	@ $103.88)	(B- , B3)	12/15/12	7.750	99,750
100	Block Communications, Inc., Global Company
	Guaranteed Notes (Callable 04/15/06
	@ $104.62)	(B- , B2)	04/15/09	9.250	106,500
225	Cablevision Systems Corp., Series B, Global
	Senior Notes	(B+ , B3)	04/15/12	8.000	219,375
35	CCO Holdings LLC, Global Senior Notes
	(Callable 11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	34,737
15	CCO Holdings LLC, Rule 144A, Senior Notes
	(Callable 11/15/08 @ $104.38) ‡	(CCC- , B3)	11/15/13	8.750	14,888
200	Charter Communications Holdings LLC, Senior
	Discount Notes (Callable 04/01/06
	@ $101.65) +§	(CCC- , Ca)	04/01/11	9.920	145,500
300	Charter Communications Holdings LLC, Senior
	Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	309,000
200	CSC Holdings, Inc., Rule 144A, Senior Notes #‡	(BB- , B1)	04/15/12	7.000	190,000
100	Dex Media, Inc., Global Notes (Callable
	11/15/08@ $104.00)	(B , B3)	11/15/13	8.000	103,250
100	Directv Holdings LLC, Global Senior Notes
	(Callable 03/15/08 @ $104.19)	(BB- , Ba2)	03/15/13	8.375	109,625
150	Echostar DBS Corp., Global Company
	Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	149,250
100	Fisher Communications, Inc., Global Senior
	Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	107,250
100	Haights Cross Operating Co., Global Company
	Guaranteed Notes (Callable 08/15/08
	@ $105.88)	(CCC , Caa1)	08/15/11	11.750	110,000
100	Insight Midwest/Insight Capital Corp., Senior
	Notes (Callable 10/01/06 @ $101.63) §	(B , B2)	10/01/09	9.750	102,500
25	LIN Television Corp., Rule 144A, Senior
	Subordinated Notes (Callable 05/15/08
	@ $103.25) ‡§	(B- , B1)	05/15/13	6.500	23,812
100	LodgeNet Entertainment Corp., Senior
	Subordinated Debentures (Callable
	06/15/08 $104.75)	(B- , B3)	06/15/13	9.500	110,000
50	Mediacom Broadband LLC, Rule 144A,
	Senior Notes (Callable 10/15/10 @ $104.25) ‡	(B , B2)	10/15/15	8.500	48,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media
$100	Mediacom LLC Capital Corp., Senior Notes
	(Callable 02/15/06 @ $103.94)	(B , B3)	02/15/11	7.875	$95,000
150	Morris Publishing Group LLC, Global Company
	Guaranteed Notes (Callable 08/01/08
	@ $103.50)	(B+ , Ba3)	08/01/13	7.000	149,250
100	Olympus Communications LP, Series B, Senior
	Notes ø§	(NR , NR)	11/15/06	10.625	140,500
100	Sinclair Broadcast Group, Inc., Global Company
	Guaranteed Notes	(B , B2)	12/15/11	8.750	105,500

					2,474,187

Metal Fabricate/Hardware (0.3%)
100	Hawk Corp., Global Senior Notes (Callable
	11/01/09@ $104.38)	(B , B2)	11/01/14	8.750	101,500

Mining (0.4%)
125	Southern Peru Copper Corp., Rule 144A,
	Notes ‡	(BBB- , Ba1)	07/27/15	6.375	126,340

Miscellaneous Manufacturing (1.0%)
100	BGF Industries, Inc., Series B, Senior
	Subordinated Notes (Callable 01/15/06
	@ $101.75)	(CCC- , Ca)	01/15/09	10.250	92,500
715	Diamond Brands Operating, Company
	Guaranteed Notes (Callable 04/15/06
	@ $100.00) ø^	(NR , NR)	04/15/08	10.125	7,150
105	JII Holdings LLC, Global Secured Notes
	(Callable 01/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	92,925
150	KI Holdings, Inc., Global Senior Discount
	Notes (Callable 11/15/09 @ $104.94) +	(B- , Caa2)	11/15/14	0.000	103,125

					295,700

Office/Business Equipment (0.7%)
200	Xerox Corp., Senior Notes (Callable
	06/15/08@ $103.81) §	(BB- , Ba2)	06/15/13	7.625	213,500

Oil & Gas (4.4%)
100	Chesapeake Energy Corp., Global Company
	Guaranted Notes (Callable 01/15/09
	@ $103.44)	(BB , Ba2)	01/15/18	6.250	98,500
116	Chesapeake Energy Corp., Senior Notes
	(Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	119,480
150	El Paso Production Holding Co., Global
	Company Guaranteed Notes (Callable
	06/01/08@ $103.88)	(B , B3)	06/01/13	7.750	157,500
100	Frontier Oil Corp., Global Senior Notes
	(Callable 10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	103,625
150	Giant Industries, Inc., Company Guaranteed
	Notes (Callable 05/15/09 @ $104.00) §	(B- , B3)	05/15/14	8.000	157,500
65	Giant Industries, Inc., Global Company
	Guaranteed Notes (Callable 05/15/07
	@ $105.50)	(B , B)	05/15/12	11.000	73,450
65	Magnum Hunter Resources, Inc., Global
	Company Guaranteed Notes (Callable
	03/15/07 @ $104.80)	(B+ , B2)	03/15/12	9.600	70,850
48	Parker Drilling Co., Series B, Company
	Guaranteed Notes (Callable 11/15/05
	@ $103.38)	(B- , B2)	11/15/09	10.125	49,980
100	Plains Exploration & Production Co., Series B,
	Global Senior Subordinated Notes (Callable
	07/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	108,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil & Gas
$100	Pride International, Inc., Global Senior Notes
	(Callable 07/15/09 @ $103.69) §	(BB- , Ba2)	07/15/14	7.375	$109,125
50	Range Resources Corp., Global Company
	Guaranteed Notes (Callable 03/15/10
	@ $103.19)	(B , B3)	03/15/15	6.375	50,625
100	Swift Energy Co., Senior Notes (Callable
	07/15/08@ $103.81)	(BB- , B1)	07/15/11	7.625	103,500
100	Vintage Petroleum, Inc., Global Senior
	Subordinated Notes (Callable 05/15/06
	@ $103.94)	(B , B1)	05/15/11	7.875	105,000

					1,307,635

Packaging & Containers (2.2%)
100	Berry Plastics Corp., Global Company
	Guaranteed Notes (Callable 07/15/07
	@ $105.38)	(B- , B3)	07/15/12	10.750	108,000
100	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa1)	12/01/12	11.000	63,500
150	Graham Packaging Company, Inc., Global
	Subordinated Notes (Callable 10/15/09
	@ $104.94) §	(CCC+ , Caa2)	10/15/14	9.875	144,750
100	Owens-Illinois, Inc., Senior Notes §	(B , Caa1)	05/15/08	7.350	102,500
85	Pliant Corp., Rule 144A, Secured Notes
	(Callable 06/15/07 @ $111.62) ‡	(B- , B3)	06/15/09	11.625	90,629
100	Solo Cup Company, Senior Subordinated Notes
	(Callable 02/15/09 @ $104.25) §	(B- , B3)	02/15/14	8.500	89,000
100	Tekni-Plex, Inc., Series B, Company Guaranteed
	Notes (Callable 06/15/06 @ $104.25)	(CCC- , Caa2)	06/15/10	12.750	56,000

					654,379

Pharmaceuticals (1.2%)
100	Alpharma, Inc., Global Company Guaranteed
	Notes (Callable 05/01/07 @ $104.31)	(B- , B3)	05/01/11	8.625	103,500
82	Biovail Corp., Yankee Senior Subordinated
	Notes (Callable 04/01/06 @ $103.94)	(BB- , B2)	04/01/10	7.875	85,485
150	Mylan Laboratories, Inc., Rule 144A, Senior
	Notes ‡	(BB+ , Ba1)	08/15/10	5.750	150,938

					339,923

Pipelines (2.5%)
100	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	04/01/11	6.875	98,250
300	El Paso Corp., Senior Notes §	(CCC+ , Caa1)	05/15/11	7.000	300,750
300	Williams Companies, Inc., Global Notes	(B+ , B1)	03/15/12	8.125	329,250

					728,250

Real Estate Investment Trust (0.9%)
100	Host Marriott LP, Series O, Global Company
	Guaranteed Notes (Callable 03/15/10
	@ $103.19)	(B+ , Ba3)	03/15/15	6.375	97,500
150	Ventas Realty LP, Global Company
	Guaranteed Notes	(BB , Ba3)	05/01/12	9.000	171,000

					268,500

Retail (3.6%)
215	AmeriKing, Inc., Senior Notes ø	(NR , NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notes ø	(NR , NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Units ø	(NR , NR)	05/15/08	13.000	0
100	AutoNation, Inc., Global Company Guaranteed
	Notes	(BBB- , Ba2)	08/01/08	9.000	108,500
70	Brookstone Company, Inc., Rule 144A, Secured
	Notes (Callable 10/15/09 @ $106.00) ‡	(B , B3)	10/15/12	12.000	69,650

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Retail
$100	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 06/01/08 @ $104.19) §	(B+ , B2)	06/01/12	8.375	$85,125
370	Flooring America, Inc., Series B, Company
	Guaranteed Notes (Callable 10/15/05
	@ $100.00) ø^	(D , C)	10/15/07	9.250	0
150	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.19) §	(B- , B2)	06/15/12	8.375	142,500
100	GSC Holdings Corp., Rule 144A, Company
	Guaranteed Notes (Callable 10/01/09
	$104.00) ‡	(B+ , Ba3)	10/01/12	8.000	100,000
125	JC Penney Company, Inc., Series MTNA, Notes	(BB+ , Ba1)	10/15/15	6.875	134,844
100	Morton’s Restaurant Group, Inc., Global
	Secured Notes (Callable 07/01/07
	@ $105.30) §	(B- , B2)	07/01/10	7.500	99,500
50	Movie Gallery, Inc., Global Senior Unsecured
	Notes (Callable 05/01/08 @ $105.50) §	(CCC+ , B3)	05/01/12	11.000	44,500
75	Neiman Marcus Group, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 10/15/10
	@ $105.19) ‡	(B- , B3)	10/15/15	10.375	75,000
100	Rite Aid Corp., Global Secured Notes
	(Callable 05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	102,500
100	Sbarro, Inc., Company Guaranteed Notes
	(Callable 09/15/06 @ $101.83) §	(CCC+ , Caa2)	09/15/09	11.000	100,000

					1,062,119

Semiconductors (0.7%)
50	Advanced Micro Devices, Inc., Global Senior
	Notes (Callable 11/01/08 @ $103.88) §	(B- , B3)	11/01/12	7.750	51,500
50	Amkor Technology, Inc., Global Senior
	Notes (Callable 05/15/08 @ $103.88) §	(B- , B3)	05/15/13	7.750	43,000
125	Amkor Technology, Inc., Senior Subordinated
	Notes (Callable 05/01/06 @ $101.75) §	(CCC , Caa1)	05/01/09	10.500	106,875

					201,375

Telecommunications (7.7%)
50	Airgate PCS, Inc., Rule 144A, Secured Notes
	(Callable 01/01/06 @ $104.69) ‡	(CCC , Caa1)	09/01/09	9.375	52,750
107	AirGate PCS, Inc., Secured Notes (Callable
	01/01/06@ $104.69) §	(CCC , Caa1)	09/01/09	9.375	112,463
50	American Cellular Corp., Series B, Global Senior
	Notes (Callable 08/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	54,750
100	American Tower Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.56)	(CCC+ , B3)	10/15/12	7.125	105,500
100	Centennial Communications Corp., Global Senior
	Notes (Callable 02/01/09 @ $104.06) #	(CCC , Caa1)	02/01/14	8.125	106,250
100	Dobson Cellular Systems, Inc., Global Secured
	(Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	110,000
50	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44) §	(CCC , Ca)	10/01/13	8.875	50,250
75	Hawaiian Telcom Communications, Inc.,
	Rule 144A, Senior Notes (Callable 05/01/09
	@ $104.88) ‡§	(B- , B3)	05/01/13	9.750	76,875
100	iPCS, Inc., Global Senior Notes (Callable
	05/01/08 @ $105.75)	(CCC , B3)	05/01/12	11.500	116,000
150	Nextel Communications, Inc., Series D,
	Senior Notes (Callable 08/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	160,718
100	Nextel Communications, Inc., Series F,
	Senior Notes (Callable 03/15/09 @ $102.98)	(A- , Baa2)	03/15/14	5.950	102,503
150	Nextel Partners, Inc., Global Senior Notes
	(Callable 07/01/07 @ $104.06)	(BB- , Caa1)	07/01/11	8.125	162,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecommunications
$116	PanAmSat Corp., Global Company
	Guaranteed Notes (Callable 08/15/09
	@ $104.50)	(B+ , B1)	08/15/14	9.000	$122,960
100	Qwest Corp., Global Senior Notes	(BB- , Ba3)	09/01/11	7.875	104,750
327	Qwest Corp., Rule 144A, Senior Notes ‡	(BB- , Ba3)	06/15/15	7.625	335,584
100	Rural Cellular Corp., Global Senior
	Subordinated Notes (Callable 01/15/06
	@ $104.88) *§	(CCC , Caa2)	01/15/10	9.750	101,500
117	SBA Telecommunications, Inc., Global Senior
	Discount Notes (Callable 12/15/07
	@ $104.88) +§	(B- , B3)	12/15/11	0.000	106,763
150	Time Warner Telecom LLC, Senior Notes
	(Callable 07/15/06 @ $100.00) §	(CCC+ , B3)	07/15/08	9.750	152,625
150	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa1)	06/01/13	8.500	143,625

					2,278,616

Tobacco (0.3%)
100	RJ Reynolds Tobacco Holdings, Rule 144A,
	Notes ‡	(BB+ , Ba2)	07/15/10	6.500	100,250

Transportation (0.4%)
100	Overseas Shipholding Group, Inc., Global
	Senior Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	108,000

TOTAL CORPORATE BONDS (Cost $25,466,490)					24,738,134

FOREIGN BONDS (6.9%)
Chemicals (0.4%)
100	Rhodia SA, Rule 144A, Global Senior Notes
	(France) ‡§	(CCC+ , B3)	06/01/10	10.250	106,250

Diversified Financials (0.3%)
100	Harvest Operations Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	99,250

Electronics (0.3%)
100	Celestica, Inc., Senior Subordinated Notes
	(Callable 07/01/08 @ $103.94) (Canada)	(B , B2)	07/01/11	7.875	102,500

Entertainment (0.5%)
150	Intrawest Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	154,312

Forest Products & Paper (0.5%)
100	Abitibi-Consolidated, Inc., Global Notes (Canada)	(BB- , Ba3)	06/15/11	7.750	99,000
100	Tembec Industries, Inc., Global Company
	Guaranteed Notes (Canada) §	(B , B3)	03/15/12	7.750	64,000

					163,000

Holding Companies (0.3%)
100	JSG Funding PLC, Global Senior
	Subordinated Notes (Callable 01/31/10
	@ $103.88) (Ireland) §	(B- , Caa1)	04/01/15	7.750	85,500

Iron & Steel (0.4%)
97	Ispat Inland ULC, Global Secured Notes
	(Callable 04/01/09 @ $104.88) (Canada)	(BBB+ , Ba1)	04/01/14	9.750
					113,005

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Lodging (0.4%)
$125	Kerzner International, Ltd., Rule 144A, Senior
	Subordinated Notes (Callable 10/01/10
	@ $103.38) (Bahamas) ‡	(B , B2)	10/01/15	6.750	$121,719

Media (0.9%)
100	Kabel Deutschland GmbH, Rule 144A,
	Senior Notes (Callable 07/01/09 @ $105.31)
	(Germany) ‡	(B- , B2)	07/01/14	10.625	111,000
150	Videotron Ltee, Rule 144A, Notes
	(Callable 12/15/10 @ $103.19) (Canada) ‡	(B+ , Ba3)	12/15/15	6.375	149,625

					260,625

Metal Fabricate/Hardware (0.0%)
504	International Utility Structures, Inc.,
	Subordinated Notes (Callable 02/01/06
	@ $100.00) (Canada) ø^	(NR , NR)	02/01/08	13.000	0

Miscellaneous Manufacturing (0.4%)
100	Maax Holdings, Inc., Global Senior
	Subordinated Notes (Callable 06/15/08
	@ $104.88) (Canada)	(CCC+ , B3)	06/15/12	9.750	87,500
100	Maax Holdings, Inc., Rule 144A, Senior
	Discount Notes (Callable 12/15/08
	@ $105.63) (Canada) +‡	(CCC+ , Caa1)	12/15/12	0.000	42,500

					130,000

Oil & Gas (0.4%)
100	Compton Petroleum Corp., Global Senior Notes
	(Callable 05/15/06 @ $104.95) (Canada)	(B , B2)	05/15/09	9.900	107,500

Packaging & Containers (0.4%)
100	Crown European Holdings SA, Global Secured
	Notes (Callable 03/01/08 @ $105.44) (France)	(B , B2)	03/01/13	10.875	116,500

Pharmaceuticals (0.3%)
100	Elan Finance PLC, Rule 144A, Senior Notes
	(Callable 11/15/08 @ $103.88) (Ireland) ‡	(B , B3)	11/15/11	7.750	88,500

Retail (0.5%)
150	Jean Coutu Group PJC, Inc., Global Senior
	Subordinated Notes (Callable 08/01/09
	@ $104.25) (Canada) §	(B , B3)	08/01/14	8.500	150,000

Telecommunications (0.4%)
100	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB , Ba3)	12/15/12	7.250	106,250

Transportation (0.5%)
150	Ship Finance International, Ltd., Global Senior
	Notes (Callable 12/15/08 @ $104.25)
	(Bermuda)	(B , B1)	12/15/13	8.500	146,813

TOTAL FOREIGN BONDS (Cost $2,578,853)					2,051,724

Number
of
Shares		Value

COMMON STOCKS (1.7%)
Food (0.3%)
70	Crunch Equity Holding LLC Class A *	$76,260

Miscellaneous Manufacturing (0.0%)
413,097	Cambridge Industries Liquidating Trust *^	4,131

Retail (0.2%)
8,710	Safelite Glass Corp. Class B *^	43,550
588	Safelite Realty Corp. *^	5,880

		49,430

Telecommunications (1.2%)
12,642	Alamosa Holdings, Inc. *	216,305
19,309	Dobson Communications Corp. Class A *	148,293

		364,598

TOTAL COMMON STOCKS (Cost $660,325)		494,419

PREFERRED STOCKS (1.1%)
Lodging (0.0%)
1,077	Peninsula Gaming LLC *	6,731

Media (0.7%)
30	Paxson Communications Corp. *§	204,075
14,036	Source Media, Inc. *^	0

		204,075

Telecommunications (0.4%)
88	Rural Cellular Corp. Series B *§	109,780

TOTAL PREFERRED STOCKS (Cost $582,465)		320,586

WARRANTS (0.0%)
Media (0.0%)
2,960	Loral Space & Communications, Ltd., strike price $2.37 expires 12/27/06 *
		22

Miscellaneous Manufacturing (0.0%)
544	AGY Holding Corp., strike price $0.01 expires 1/01/10 *^
		5

Retail (0.0%)
176	New World Restaurant Group, Inc., strike price $13.00 expires 6/20/06 *
		2
21,345	Safelite Glass Corp., Class A, strike price $6.50 expires 9/29/06 *^
		214
14,230	Safelite Glass Corp., Class B, strike price $6.50 expires 9/29/07 *^
		142

		358

Telecommunications (0.0%)
500	AirGate PCS, Inc., strike price $0.01 expires 10/01/09 *	10,539
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 7/15/10 ‡*	0

		10,539

Number of
Shares				Value

TOTAL WARRANTS (Cost $3,447)				$10,924

SHORT-TERM INVESTMENTS (27.1%)
6,478,100	State Street Navigator Prime Fund§§			6,478,100

Par
(000)		Maturity	Rate%

$ 1,535	State Street Bank and Trust Co. Euro Time Deposit	10/03/05	2.850	1,535,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,013,100)				8,013,100

TOTAL INVESTMENTS AT VALUE (120.4%) (Cost $37,304,680)				35,628,887
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.4%)				(6,048,637)

NET ASSETS (100.0%)				$29,580,250

INVESTMENT ABBREVIATIONS MTNA = Medium Term Note Series A NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations - The interest rate shown is the rate as of September 30, 2005.
+	Step Bond – The interest rate is as of September 30, 2005 and will reset at a future date.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $4,684,778 or 15.84% of net assets.
Ø	Bond is currently default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $37,304,680, $1,231,558, $(2,907,351) and $(1,675,793), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Credit Suisse Global High Yield Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  November 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  November 29, 2005